Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	£ 6,612
Fair value of scheme assets at 31 December	6,302	£ 6,612
Fair value of scheme assets at 31 December	6,302	6,612
Listed
Changes in Plan Assets [Abstract]
Equities	346	341
Bonds	900	1,205
Other assets	509	511
Unlisted
Changes in Plan Assets [Abstract]
Equities	641	688
Bonds	873	875
Buy-in insurance policies	2,681	2,345
Other assets	352	647
Plan assets
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	6,612	7,317
Differences on exchange	(59)	(126)
Settlements	(61)	(203)
Interest on scheme assets	315	320
Company contributions	20	30
Contributions by scheme members	2	2
Benefits paid	(418)	(457)
Actuarial (losses)/gains	(109)	(271)
Fair value of scheme assets at 31 December	6,302	6,612
Fair value of scheme assets at 31 December	6,302	6,612
Plan assets | Pension schemes
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	6,472	7,172
Differences on exchange	(50)	(128)
Settlements	(61)	(203)
Interest on scheme assets	307	312
Company contributions	20	30
Contributions by scheme members	2	2
Benefits paid	(403)	(442)
Actuarial (losses)/gains	(112)	(271)
Fair value of scheme assets at 31 December	6,175	6,472
Fair value of scheme assets at 31 December	6,175	6,472
Plan assets | Pension schemes | Listed
Changes in Plan Assets [Abstract]
Equities	340	336
Bonds	877	1,180
Other assets	500	509
Plan assets | Pension schemes | Unlisted
Changes in Plan Assets [Abstract]
Equities	641	688
Bonds	794	777
Buy-in insurance policies	2,681	2,345
Other assets	342	637
Plan assets | Healthcare schemes
Changes in Plan Assets [Abstract]
Fair value of scheme assets at 1 January	140	145
Differences on exchange	(9)	2
Settlements	0	0
Interest on scheme assets	8	8
Company contributions	0	0
Contributions by scheme members	0	0
Benefits paid	(15)	(15)
Actuarial (losses)/gains	3	0
Fair value of scheme assets at 31 December	127	140
Fair value of scheme assets at 31 December	127	140
Plan assets | Healthcare schemes | Listed
Changes in Plan Assets [Abstract]
Equities	6	5
Bonds	23	25
Other assets	9	2
Plan assets | Healthcare schemes | Unlisted
Changes in Plan Assets [Abstract]
Equities	0	0
Bonds	79	98
Buy-in insurance policies	0	0
Other assets	£ 10	£ 10